Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Trade and Other Receivables

13. TRADE AND OTHER RECEIVABLES

	2020	2021
Trade receivables	$83,941	$75,207
Reserves on trade receivables	(661)	(1,681)
Prepaids	10,970	20,349
Other receivables	4,011	9,408
VAT receivable	11,034	6,515
Total trade and other receivables	$109,295	$109,798

Trade receivables comprise customer receivables and include an allowance for doubtful accounts of $1,681 (2020: $661). Trade receivables relate to existing customers with no significant defaults in the past. The Group has no material reserve for expected credit losses in respect of Other receivables as of December 31, 2021 and 2020. The Group retains all risks associated with these receivables until fully recovered.

The fair value of all receivables is the same as their carrying values stated above.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. The Group does not hold any collateral as security.